Indebtedness (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-Term Borrowings
At December 31, 2012 and 2011, PMI’s short-term borrowings and related average interest rates consisted of the following:

	December 31, 2012		December 31, 2011
(in millions)	Amount Outstanding	Average Year-End Rate	Amount Outstanding	Average Year-End Rate
Commercial paper	$1,972	0.2%	$1,264	0.1%
Bank loans	447	6.6	247	7.7
	$2,419		$1,511

Long-Term Debt
At December 31, 2012 and 2011, PMI’s long-term debt consisted of the following:

(in millions)	2012	2011
U.S. dollar notes, 1.125% to 6.875% (average interest rate 4.462%), due through 2042	$14,702	$11,269
Foreign currency obligations:
Euro notes, 2.125% to 5.875% (average interest rate 4.227%), due through 2024	3,724	3,533
Swiss franc notes, 1.000% to 3.250% (average interest rate 1.984%), due through 2021	1,579	1,719
Other (average interest rate 2.378%), due through 2024	415	513
	20,420	17,034
Less current portion of long-term debt	2,781	2,206
	$17,639	$14,828

Debt Offerings During the Current Period
PMI’s debt offerings in 2012 were as follows:

(in millions)
Type		Face Value	Interest Rate	Issuance	Maturity
U.S. dollar notes	(a)	$700	4.500%	March 2012	March 2042
U.S. dollar notes	(a)	$550	1.625%	March 2012	March 2017
Euro notes	(b)	€750 (approximately $951)	2.125%	May 2012	May 2019
Euro notes	(b)	€600 (approximately $761)	2.875%	May 2012	May 2024
U.S. dollar notes	(c)	$750	1.125%	August 2012	August 2017
U.S. dollar notes	(c)	$750	2.500%	August 2012	August 2022
U.S. dollar notes	(c)	$750	3.875%	August 2012	August 2042
Swiss franc notes	(d)	CHF 325 (approximately $334)	1.000%	September 2012	September 2020

(a) Interest on these notes is payable semiannually, and the first payment was made in September 2012.
(b) Interest on these notes is payable annually beginning in May 2013.
(c) Interest on these notes is payable semiannually beginning in February 2013.
(d) Interest on these notes is payable annually beginning in September 2013

Aggregate Maturities of Long-Term Debt
Aggregate maturities of long-term debt are as follows:

(in millions)
2013	$2,781
2014	1,256
2015	995
2016	2,597
2017	1,302
2018-2022	7,026
2023-2027	940
Thereafter	3,701
20,598
Debt discounts	(178)
Total long-term debt	$20,420

Credit Facilities
At December 31, 2012, PMI’s committed credit facilities and commercial paper outstanding were as follows:

Type (in billions of dollars)	Committed Credit Facilities	Commercial Paper
Multi-year revolving credit, expiring March 31, 2015	$2.5
Multi-year revolving credit, expiring October 25, 2016	3.5
Total facilities	$6.0
Commercial paper outstanding		$2.0